Note 20 - Business Acquisition - Schedule of Future Amortization Expenses for Core Deposits Intangibles (Details) - Core Deposits [Member] $ in Thousands	Dec. 31, 2017 USD ($)
2019	$ 341
2020	332
2021	321
2022	309
Merger of Liberty Bank, N.A. into The Middlefield Banking Company [Member]
Remaining 2017	352
2019	341
2020	332
2021	321
2022	309
2022	1,094
2023	$ 2,749